5. NOTE RECEIVABLE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest income	$ 88,426	$ 27,348
Note Receivable affiliate
Interest income	$ 13,506	$ 20,511